Summary of Significant Accounting Policies - Share Repurchases (Details) - Common Stock shares in Millions		12 Months Ended
	Feb. 09, 2016	Oct. 29, 2017 $ / shares shares	Jan. 29, 2013 shares
Shares Repurchases
Authorized stock split ratio	2
2013 Program
Shares Repurchases
Number of shares authorized to be repurchased (in shares)			10.0
Stock repurchased (in shares)		2.7
Average price of shares repurchased (in dollars per share) | $ / shares		$ 34.51
Remaining number of shares authorized to be repurchased (in shares)		10.5